Note 11 - Long-Term Debt And Convertible Debentures (Detail) - Long-term debt and convertible debentures (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving credit facility	$ 230,740	$ 180,057
Unamortized gain on settlement of interest rate swaps	229	386
Adjustment to senior notes resulting from interest rate swap	358	332
Capital leases maturing at various dates through 2017	2,815	2,337
Other long-term debt maturing at various dates up to 2018	5,563	3,303
	337,205	316,415
Less: current portion	39,038	216,373
Long-term debt - non-current	298,167	100,042
Convertible Debentures	77,000	77,000
	375,167	177,042
6.40% Senior Notes [Member]
6.40% Senior Notes	37,500	50,000
5.44% Senior Notes	37,500	50,000
5.44% Senior Notes [Member]
6.40% Senior Notes	60,000	80,000
5.44% Senior Notes	$ 60,000	$ 80,000